Quarterly Information - Schedule of Quarterly Information (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Oct. 04, 2014	Jul. 05, 2014	Apr. 05, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 5,003,753	$ 5,701,869	$ 5,291,075	$ 5,108,444	$ 4,894,750	$ 4,940,936	$ 4,665,588	$ 4,550,772	$ 21,105,141	$ 19,052,046	$ 19,429,273
Gross margin	513,871	599,586	415,867	377,202	385,741	408,543	313,125	303,216
Net earnings	244,958	274,201	166,935	129,696	190,416	178,115	106,270	110,728	815,790	585,529	593,126
Net earnings attributable to Nucor stockholders	$ 210,427	$ 245,447	$ 147,041	$ 111,031	$ 170,494	$ 147,597	$ 85,145	$ 84,789	$ 713,946	$ 488,025	$ 504,619
Basic	$ 0.66	$ 0.76	$ 0.46	$ 0.35	$ 0.53	$ 0.46	$ 0.27	$ 0.26	$ 2.22	$ 1.52	$ 1.58
Diluted	$ 0.65	$ 0.76	$ 0.46	$ 0.35	$ 0.53	$ 0.46	$ 0.27	$ 0.26	$ 2.22	$ 1.52	$ 1.58